Summary of significant accounting policies (Details Narrative)			6 Months Ended		12 Months Ended
	Apr. 07, 2025 USD ($)	Apr. 07, 2025 SGD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
IfrsStatementLineItems [Line Items]
Loss incurred			$ 5,225,296	$ 4,888,507	$ 5,507,764	$ 2,094,169	$ (1,635,901)
Current assets					766,201
Proceeds from issuing shares					$ 641,510	$ 335,085
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Proceeds from issuing shares	$ 10,848,912	$ 14,646,000